Leases (Tables)	12 Months Ended
Mar. 31, 2021
ASU 2016-02 Transition [Abstract]
Schedule of lease expense
March 31, 2021
Operating lease cost	$246,010

Weighted Average Remaining Lease Term (Months)
Operating leases	18

Weighted Average Discount Rate
Operating leases	4.75%

Schedule of Maturities of lease liabilities
Twelve months ending March 31,
2022	$267,187
2023	107,567
Total Lease Payments	374,754
Less Imputed Interest	(13,685)
Total	$343,698